Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current and Deferred Portion of Income Tax Expenses/(Benefits)
The following table sets forth current and deferred portion of income tax expenses/(benefits) of the Group:

	For the Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax provision	29,024	31,383	52,646
Deferred tax provision	2,580	(7,605)	(42,752)
Income tax expenses	31,604	23,778	9,894

Reconciliation between the statutory CIT rate and the effective tax rate
Substantially all of the Group’s income before tax is from the operations in the PRC. The following table sets forth reconciliation between the statutory CIT rate and the effective tax rate:

	For the Years Ended December 31,
	2016	2017	2018

Statutory income tax rates	25%	(25)%	25%
Effect of preferential tax	(5)%	(65)%	1%
Change in valuation allowance	(10)%	161%	31%
Permanent differences	7%	59%	5%
Effect of withholding tax	-	-	28%
Effect on tax rates in different tax jurisdiction	1%	51%	(83)%
Effective tax rate	18%	181%	7%

Significant Components of Aggregate Deferred Tax Assets
The following table sets forth the significant components of the Group’s aggregate deferred tax balances:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	48,337	99,804
Excess advertising expenses carry forwards	7,717	909
Accrued payroll and other expenses	-	9,000
Assets impairment and others	10,560	30,096
Less: valuation allowance	(58,432)	(78,027)
Total deferred tax assets, net	8,182	61,782

Deferred tax liability:
Intangible assets acquired	2,595	2,180
Fair value changes of long-term investment	-	11,261
Total deferred tax liability, net	2,595	13,441

Presentation in the consolidated balance sheets:
Deferred tax assets	5,587	59,602
Deferred tax liabilities	-	(11,261)
Net deferred tax assets	5,587	48,341

Movement of Valuation Allowance
	As of December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	(30,196)	(58,432)
Current period addition	(28,236)	(19,595)
Balance at the end of the year	(58,432)	(78,027)